CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 347,751	$ 160,594	$ 243,641
Accounts and retention receivables	42,228	83,169	155,221
Deposits, prepayments and other receivables	1,138,055	1,031,566	95,999
Purchase deposits	1,796,744	1,800,332	676,090
Total current assets	3,324,778	3,075,661	1,170,951
Non-current assets:
Energy assets	397,360	285,236	0
Plant and equipment	59,409	64,161	21,362
Right-of-use assets	131,769	157,379	130,794
Total non-current assets	588,538	506,776	152,156
TOTAL ASSETS	3,913,316	3,582,437	1,323,107
Current liabilities:
Contract liabilities	1,613,502	2,158,374	1,558,161
Accounts payable	1,105,231	1,100,268	0
Accrued liabilities and other payables	326,007	129,393	152,299
Operating lease liabilities	70,458	88,537	70,375
Borrowings	617,932	588,279	0
Amount due to related companies	40,985	0	0
Amount due to a director	1,517,328	825,329	129,199
Total current liabilities	5,291,443	4,890,180	1,910,034
Non-current liability
Operating lease liabilities	61,524	68,961	59,983
Borrowings	148,862	180,662	0
TOTAL LIABILITIES	210,386	5,139,803	1,970,017
Commitments and contingencies	0	0	0
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value; 75,000,000 shares authorized; 9,800,000 shares issued and outstanding	9,800	9,800	6,000
Additional paid in capital	351,583	351,583	351,583
Accumulated other comprehensive loss	(3,078)	(7,120)	(3,760)
Accumulated deficit	(1,936,988)	(1,906,054)	(1,000,733)
Total deficit Folkup Development Inc.	(1,578,683)	(1,551,791)	(646,910)
Non-controlling interest	(9,830)	(5,575)	0
Total stockholder equity	(1,588,513)	(1,557,366)	(646,910)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 3,913,316	$ 3,582,437	$ 1,323,107